Note 16 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
2013	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value

Recurring:
Securities available-for-sale:
U.S. Government and Agencies	$-	$12,333,009	$-	$12,333,009
Obligations of state and political subdivisions	-	66,540,342	-	66,540,342
Mortgage-backed	-	117,471,538	-	117,471,538
Other	-	735,036	-	735,036
Mortgage servicing rights	-	-	1,398,396	1,398,396

Total recurring	$-	$197,079,925	$1,398,396	$198,478,321

Nonrecurring:
Impaired loans, net	$-	$-	$2,620,418	$2,620,418
Other real estate owned	-	-	667,954	667,954

Total nonrecurring	$-	$-	$3,288,372	$3,288,372
2012

Recurring:
Securities available-for-sale:
U.S. Government and Agencies	$-	$15,554,085	$-	$15,554,085
Obligations of state and political subdivisions	-	53,918,499	-	53,918,499
Mortgage-backed	-	107,607,325	-	107,607,325
Other	-	527,856	-	527,856
Mortgage servicing rights	-	-	930,760	930,760

Total recurring	$-	$177,607,765	$930,760	$178,538,525

Nonrecurring:
Impaired loans, net	$-	$-	$12,642,362	$12,642,362
Other real estate owned	-	-	1,568,000	1,568,000

Total nonrecurring	$-	$-	$14,210,362	$14,210,362

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	2013	2012	2011

Balance at beginning of year	$930,760	$727,240	$1,114,126
Gains or losses, including realized and unrealized:
Purchases, issuances, and settlements	312,751	444,646	168,342
Disposals – amortization based on loan payments and payoffs	(160,873)	(257,057)	(240,662)
Changes in fair value	315,758	15,931	(314,566)

Balance at end of year	$1,398,396	$930,760	$727,240